SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
SUBSEQUENT EVENTS

18.	SUBSEQUENT EVENTS

The Company evaluated all events that occurred up to December 31, 2025 and determined that no events that would have required adjustment or disclosure in the condensed consolidated financial statements.